UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)(Zip code)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 000

Cleveland, Ohio 44124

 (Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

6/30/19

 SEMI-ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request from your financial intermediary (such as a broker-dealer or bank) or the Fund to receive (free of charge) paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ancorafunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

INTRODUCTION

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER……….………....…..….1

ANCORA INCOME FUND……….……………………………………………………….……..2

ANCORA/THELEN SMALL-MID CAP FUND…………….…………….………….…....7

ANCORA MICROCAP FUND…………….………….….……..……………………….…….13

ANCORA SPECIAL OPPORTUNITY FUND….……….…………….……………….….19

ANCORA DIVIDEND VALUE EQUITY FUND...…..……...............................……….24

FINANCIAL REVIEW…..………………………………………...............................………..29

FUND EXPENSES………………………………..……………………………….….…....…….59

TRUSTEES & OFFICERS...................................................………….….….......................61

1-866-6-ANCORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

www.ancorafunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ancora Funds. Investors should carefully consider before investing each Fund’s investment objective, risks and expenses. For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com. Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Dear Shareholders:

Thank you for choosing the Ancora Mutual Funds.  We have built the Ancora Funds to capitalize on the evolving opportunities in the investment landscape.   Our management style centers on building long-term success for the investors of our funds.  While no mutual fund can guarantee performance, the Ancora Funds promise that our investment decisions will be based upon dedicated research and careful execution.

Specific information for each fund’s operations and holdings are on the following pages.  If you have any questions, please feel free to contact the Ancora Mutual Funds directly at 866-6-Ancora (866-626-2672) or visit our website at www.ancorafunds.com.  We appreciate the trust you have placed in us through your investment and are working daily to deliver long-term results.

Bradley Zucker                Richard A. Barone

Dan Thelen

  Michael Santelli

President, Treasurer              Portfolio Manager

Portfolio Manager         Portfolio Manager

& Secretary

Sonia Mintun

Portfolio Manager

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$30.2 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS I – AAIIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2019

TOP HOLDINGS: JUNE 30, 2019 (d)
NAME	% OF NET ASSETS
GDL 4.00% 3/26/25	5.03%
Western Asset/Claymore Inflation-Linked Opportunity	4.45%
Aberdeen Asia-Pacific Income Fund, Inc.	3.95%
First American Funds Government Obligation Class Y	3.40%
Gabelli Dividend & Income Trust Preferred A	3.37%
Braemar Hotels & Resorts, Inc. 5.50% 6/11/20 @25.00	3.08%
Vanguard Short-Term Treasury Index Fund ETF Shares	3.03%
Special Opportunities Fund, Inc. Convertible 3.50% 12/31/49	2.92%
Oaktree Capital Group 6.55% Series B Preferred	2.88%
iShares Barclays 1-3 Year Treasury Bond	2.81%

SECTOR DIVERSIFICATION: JUNE 30, 2019 (d)
NAME	% OF TOTAL INVESTMENTS
Investment Companies	33.11%
Bonds & Corporate Debt	32.39%
REIT Senior Securities	18.52%
Traditional Preferred	12.57%
Money Market Funds	3.41%

TOTAL RETURNS: JUNE 30, 2019 (d)
	YTD 2019	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP (a)
ANCORA INCOME FUND - I(b)	9.39%	6.23%	3.94%	4.69%	7.12%	5.19%
BLOOMBERG BARCLAY’S AGG. BOND INDEX(c)	6.11%	7.87%	2.32%	2.95%	3.90%	4.17%

a)

Inception data reflects the annualized return since 1/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.

c)

The Bloomberg Barclay’s Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $10,000 Investment

Ancora Income Fund - Class I
Bloomberg Barclay Agg. Bond Index
2,275
2,075
1,875
1,675
1,475
1,275
1,075
875
Jun 04
Dec 04
Jun 05
Dec 05
Jun 06
Dec 06
Jun 07
Dec 07
Jun 08
Dec 08
Jun 09
Dec 09
Jun 10
Dec 10
Jun 11
Dec 11
Jun 12
Dec 12
Jun 13
Dec 13
Jun 14
Dec 14
Jun 15
Dec 15
Jun 16
Dec 16
Jun 17
Dec 17
Jun 18
Dec 18
Jun 19

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2019. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Corporate Bond Trust Certificates - 32.32%

Corporate Bond Trust Certificates - 32.32%
Algonquin Power & Utilities Corp. 6.20%	17,000	$ 438,260
B. Riley Financial, Inc. 7.50% Senior Notes	7,000	179,900
Capital aFin Corp. Convertible Nt 5/31/22 (a)	24,975	631,118
Capital Southwest Corp. 5.95% 12/15/22 (a)	14,500	376,590
Eagle Point Credit Co., Inc. 6.6875% 4/30/28	6,780	171,873
Eagle Point Credit Co., Inc. 7.75% 6/30/22 (a)	11,750	301,621
Fidus Investment Corp. 6.00% 2/15/24	29,500	758,150
GDL 4.00% 3/26/25 (a)	30,000	1,516,800
Great Ajax Corp. 7.25% 4/30/24	18,500	480,260
Great Elm Capital Corp. 6.50% 9/18/22	22,300	566,866
Ladenburg Thalmann Financial Services, Inc. 6.50%	7,500	178,875
Ladenburg Thalmann Financial Services, Inc. 7.75%	7,500	190,200
Monroe Capital Corp. 5.75% 10/31/23	14,000	353,465
MVC Capital, Inc. 6.25% 11/30/2022	30,000	777,600
Oxford Square Capital Corp. 6.25% Notes due 2026	33,500	840,850
Saratoga Invt Corp. 6.75% 12/30/23 Pfd	24,247	617,814
Special Opportunities Fund, Inc. Convertible 3.50% 12/31/49 (a)	35,000	879,904
Stellus Capital Investment Corp. 5.75% 9/15/2022	4,000	102,146
Stellus Capital Investment Corp. 5.75% 9/15/2022	15,000	385,404
		9,747,696

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $9,654,691)		9,747,696

Investment Companies - 33.04%

Bond Shares of Beneficial Interest - 12.95%
Aberdeen Asia-Pacific Income Fund, Inc.	285,000	1,191,300
PennantPark Floating Rate Capital Ltd.	50,000	578,000
Western Asset/Claymore Inflation-Linked Sec, Inc. Fund	68,000	792,200
Western Asset/Claymore Inflation-Linked Opportunity	120,000	1,342,800
		3,904,300

Senior Securities - 8.26%
AllianzGI Convertible & Income 5.50% Perp A (a)	20,000	503,600
Gabelli Dividend & Income Trust Preferred A (a)	13,000	342,549
Gabelli Equity Trust, Inc. Series D 5.875% Pfd	12,500	325,000
Gabelli Global Utility and Income Trust 7.00%	14,300	741,169
Gabelli Utility Trust 5.375% 12/31/49 (a)	22,500	577,800
		2,490,118

See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)

	Shares	Value
ETFs - 11.83%
AllianzGI Convertible & Income 5.50% Perp A (a)	15,000	$ 789,300
Gabelli Dividend & Income Trust Preferred A (a)	10,000	1,017,500
iShares Barclays 1-3 Year Treasury Bond	10,000	847,800
Vanguard Short-Term Treasury Index Fund ETF Shares	15,000	913,950
		3,568,550

TOTAL INVESTMENT COMPANIES (Cost $9,772,964)		9,962,968

Traditional Preferred Securities - 12.55%
AGNC Investemnt Corp. 6.875% (a)	15,000	377,250
Apollo Global Mgmt LLC Preferred Ser 6.375% (a)	26,000	665,860
Colony Northstar 7.125% (a)	15,000	322,350
Energy Transfer Operating L.P. 7.60%	15,000	373,950
Oaktree Capital Group 6.55% Series B Preferred	33,500	869,325
OFS Credit Co. Preferred Series A 6.875% (a)	5,000	126,250
Priority Income Fund, Inc. Preferred Series C 6.625% (a)	17,000	427,218
State Street Corp. Preferred Series E 6.00% (a)	24,500	621,075
		3,783,278

TOTAL TRADITIONAL PREFERRED SECURITIES (Cost $3,718,039)		3,783,278

REIT Senior Securities - 18.47%
Braemar Hotels & Resorts, Inc. 5.50% 6/11/20 @25.00 (a)	50,000	929,000
Brookfield Property Partners L.P. (a)	33,000	831,930
Pebblebrook Hotel Tr Preferred Series C 6.50% (a)	10,000	254,600
EPR Properties 5.75% Perp (a)	20,000	499,800
PennyMac Mortgage Investment Trust	15,000	387,150
UMH Properties, Inc. 6.375% Perp Preferred (a)	18,798	467,882
QTS Realty Trust, Inc. Convertible Series B 6.50% (a)	2,000	221,560
Wells Fargo REIT 6.375% Series A	15,000	385,650
Summit Hotel Properties, Inc. 6.45% 12/31/49 (a)	30,000	771,453
Landmark Infrastructure Partners L.P.	33,000	822,360
		5,571,385

TOTAL REIT SENIOR SECURITIES (Cost $5,287,493)		5,571,385

Money Market Funds - 3.40%
First American Funds Government Obligation Class Y 0.89% (a)	1,025,066	1,025,066
		1,025,066

TOTAL MONEY MARKET FUNDS (Cost $1,025,066)		1,025,066

See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)

Value

TOTAL INVESTMENTS (Cost $29,458,253) 99.78%	$30,090,393

Other Assets In Excess of Liabilities - 0.22%	66,453

TOTAL NET ASSETS - 100.00%	$30,156,846

See accompanying notes which are an integral part of the financial statements

(a) The yield rate shown represents the 7-day yield as of June 30, 2019.

ANCORA/THELEN SMALL-MID CAP FUND

 INVESTMENT OBJECTIVE:

THE ANCORA/THELEN SMALL-MID CAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Dan Thelen

Managing Director - Small-Mid Cap Equities, Ancora Advisors

_________________________

NET ASSETS:

$129 MILLION*

_________________________

INCEPTION DATE:

JANUARY 2, 2013

_________________________

TICKERS:

 CLASS I – AATIX

CLASS S – AATSX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

                CLASS S – $1,500,000

* As of  June 30, 2019

TOP HOLDINGS: JUNE 30, 2019 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	5.01%
Voya Financial, Inc.	3.29%
Cannae Holdings, Inc.	3.25%
Park Hotels & Resorts, Inc.	3.03%
Wyndham Hotels & Resorts, Inc.	2.89%
Ally Financial, Inc.	2.49%
Nomad Foods Ltd.	2.29%
Liberty SiriusXM Series C	2.23%
PotlatchDeltic Corp.	2.08%
Vistra Energy Corp.	2.07%
SECTOR DIVERSIFICATION: JUNE 30, 2019 (d)
NAME	% OF TOTAL INVESTMENTS
Industrials	17.89%
Financials	13.83%
Health Care	10.95%
Consumer Discretionary	10.70%
Communication Services	8.12%
Real Estate	8.07%
Information Technology	6.30%
Materials	6.14%
Utilities	6.09%
Money Market Funds	4.96%
Consumer Staples	4.60%
Energy	2.35%

TOTAL RETURNS: JUNE 30, 2019 (d)
	YTD 2019	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEP(a)
ANCORA/THELEN SMALL-MID CAP FUND - I (b)	15.79%	-3.02%	10.07%	5.18%	9.58%
ANCORA/THELEN SMALL-MID CAP FUND - S (b)	16.02%	-2.76%	10.42%	n/a	5.64%
RUSSELL 2500 INDEX(c)	19.25%	1.77%	12.34%	7.66%	12.09%

a)

Inception data reflects the total return since 01/02/13 for Class I and Russell 2500 Index and 06/19/2015 for Class S.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 2500 Index, an unmanaged index, consists of 2500 stocks chosen for market size, liquidity, and industry group representation. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this Index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA/THELEN SMALL-MID CAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment

Ancora\Thelen Small-Mid Cap Fund- Class I
Russell 2500
2,400
2,200
2,000
1,800
1,600
1,400
1,200
1,000
in $1,000's
Incep *
Mar-13
Jun-13
Sep-13
Dec-13
Mar-14
Jun-14
Sep-14
Dec-14
Mar-15
Jun-15
Sep-15
Dec-15
Mar-16
Jun-16
Sep-16
Dec-16
Mar-17
Jun-17
Sep-17
Dec-17
Mar-18
Jun-18
Sep-18
Dec-18
Mar-19
Jun-19

* Inception: 1/2/13

The chart above assumes an initial investment of $1,000,000 made on January 2, 2013 (commencement of Fund operations) and held through June 30, 2019. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 96.04%

Aerospace & Defense - 3.06%
Arconic, Inc.	101,970	$ 2,632,865
BWX Technologies, Inc. (a)	25,235	1,314,744
		3,947,609
Building Products - 3.09%
Fortune Brands Home & Security, Inc.	13,400	765,542
Masco Corp. (a)	41,867	1,642,861
Resideo Technologies, Inc.	71,866	1,575,303
		3,983,706
Chemicals - 5.54%
Luxfer Holdings Plc.	78,715	1,930,092
Orion Engineered Carbons S.A.	98,102	2,100,364
Platform Specialty Products Corp.	249,119	2,575,890
Valvoline, Inc.	27,820	543,325
		7,149,671
Commercial Services & Supplies - 3.23%
ACCO Brands Corp. (a)	63,602	500,548
Insurance Auto Auctions	50,700	1,966,146
KAR Auction Services, Inc.	50,700	1,267,500
Kimball International, Inc. (a)	25,150	438,364
		4,172,558
Communications Equipment - 0.94%
Avaya Holdings Corp. (a)	26,940	320,855
TESSCO Technologies, Inc. (a)(c)	49,858	890,464
		1,211,319
Construction & Engineering - 1.67%
Arcosa, Inc.	57,122	2,149,501
		2,149,501
Construction Materials - 0.76%
Eagle Materials, Inc.	10,540	977,058
		977,058
Consumer Finance - 3.49%
Ally Financial, Inc. (a)	103,594	3,210,378
Raymond James Financial	15,210	1,286,006
		4,496,384
Diversified Consumer Serices - 0.92%
ServiceMaster Global Holdings, Inc.	22,680	1,181,401
		1,181,401
Diversified Financial Services - 6.53%
Cannae Holdings, Inc. (a)	144,487	4,187,234
Voya Financial, Inc. (a)	76,654	4,238,966
		8,426,200

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Electrical Equipment - 1.29%
nVent Electric Plc.	67,190	$ 1,665,640
		1,665,640
Electrical Equipment, Instruments & Comp - 0.47%
Kimball Electronics, Inc.	37,185	603,884
		603,884
Energy Equipment & Services-0.59%
KLX Energy Services Holdings, Inc.	37,007	756,053
		756,053
Equity Real Estate Investment Trusts - 6.07%
Cyrusone, Inc. (a)	34,210	1,974,601
JBG SMITH Properties (a)	49,390	1,943,003
Park Hotels & Resorts, Inc. Comm (a)	141,861	3,909,689
		7,827,293
Food Products - 3.87%
Nomad Foods Ltd. (a)	138,222	2,952,422
Post Holdings, Inc.	9,860	1,025,144
TreeHouse Foods, Inc.	18,750	1,014,375
		4,991,941
Gas Utilities - 2.14%
ONE Gas, Inc. (a)	8,720	787,416
South Jersey Industries, Inc. (a)	58,389	1,969,461
		2,756,877
Health Care Equipment & Supplies - 3.48%
Utah Medical Products, Inc. (a)	17,934	1,716,284
Varex Imanging Corp. (a)	22,990	704,644
Varian Medical Systems, Inc. (a)	15,240	2,074,621
		4,495,549
Health Care Providers & Services - 5.47%
BioTelemetry, Inc. (a)	8,650	416,498
Corvel Corp. (a)	16,035	1,395,205
Hanger, Inc.	134,313	2,572,094
Henry Schein, Inc.	34,080	2,382,192
Tivity Health, Inc.	17,330	284,905
		7,050,894
Health Care Technology - 0.62%
Simulations Plus, Inc. (a)	27,945	798,109
		798,109
Hotels, Restaurants & Leisure - 6.83%
Brinker International, Inc.	15,188	597,648
Dine Brands Global, Inc.	17,296	1,651,249
Eldorado Resorts, Inc.	13,649	628,810
J. Alexander's Holdings, Inc. Class C (a)(c)	102,388	1,149,817
Wyndham Destinations, Inc. (a)	24,130	1,059,307
Wyndham Hotels & Resorts, Inc.	66,860	3,726,776
See accompanying notes which are an integral part of the financial statements		8,813,607

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Household Products - 0.78%
Energizer Holdings, Inc. (a)	25,875	$ 999,810
		999,810
IT Services - 4.95%
Black Knight, Inc. (a)	32,092	1,930,334
Leidos Holdings, Inc. (a)	24,216	1,933,647
Perspecta, Inc. (a)	90,100	2,109,241
Verra Mobility Corp.	31,910	417,702
		6,390,924
Independent Power and Renewable - 2.07%
Vistra Energy Corp.	118,180	2,675,595
		2,675,595
Internet & Catalog Retail - 2.41%
GCI Liberty, Inc. Class A	42,581	2,617,028
Lands' End, Inc.	40,700	497,354
		3,114,382
Internet Software & Services - 0.49%
Cars.com, Inc.	22,067	435,161
Points International Ltd.	16,276	201,009
		636,170
Leisure Products - 0.78%
Brunswick Corp.	22,060	1,012,333
		1,012,333
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc.	13,640	1,935,516
		1,935,516
Machinery - 2.88%
Welbilt, Inc.	36,510	609,717
Pentair Plc. (a)	24,701	918,877
SPX Corp.	66,289	2,188,863
		3,717,457
Media - 5.84%
Cumulus Media, Inc.	63,314	1,174,475
Entravision Communications Corp.	120,712	376,621
Liberty Braves Series C (a)	77,809	2,176,318
Liberty SiriusXM Series C (a)	75,730	2,876,225
Marchex, Inc. (a)	197,420	927,874
		7,531,513
Metals & Mining- 1.4%
SunCoke Energy, Inc.	203,683	1,808,705
		1,808,705
Multi-Utilities -1.95%
MDU Resources Group, Inc.	97,310	2,510,598
		2,510,598

See accompanying notes which are an integral part of the financial statements

ANCORA/THELEN SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Oil, Gas & Consumable Fuels - 1.79%
Arch Coal, Inc. (a)	21,080	$ 1,985,947
Midstates Petroleum Co., Inc. (a)	55,015	324,038
		2,309,985
Real Estate Investment Trusts - 2.08%
PotlatchDeltic Corp.	68,920	2,686,502
		2,686,502
Specialty Retail - 0.19%
Citi Trends, Inc.	17,200	251,464
		251,464
Textiles, Apparel, & Luxury Goods - 1.54%
Kontoor Brands, Inc.	28,150	788,763
Vera Bradley, Inc.	100,243	1,202,916
		1,991,679
Thrifts & Mortgage Finance - 3.96%
Columbia Financial, Inc.	172,523	2,605,097
Kearny Financial Corp. (a)	188,586	2,506,308
		5,111,405
Trading Companies & Distributors - 1.36%
Transcat, Inc.	68,320	1,748,309
		1,748,309

TOTAL COMMON STOCKS (Cost $107,680,428)		123,887,601

Money Market Funds - 5.01%
First American Funds Government Obligation Class Y 0.89% (b)	6,465,021	6,465,021
		6,465,021

TOTAL MONEY MARKET FUNDS (Cost $6,465,021)		6,465,021

TOTAL INVESTMENTS (Cost $114,145,449) 101.05%		130,352,622

Liabilities In Excess of Other Assets - (1.05)%		(1,351,299)

TOTAL NET ASSETS - 100.00%		$129,001,323

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) The yield rate shown represents the 7-day yield as of June 30, 2019.

(c) Adviser owned more than 5% of the outstanding voting shares of the company during the six months ended June 30, 2019.

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Michael Santelli

Managing Director – Microcap Equities, Ancora Advisors

_________________________

NET ASSETS:

$18.4 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS I – ANCIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of  June 30, 2019

TOP HOLDINGS: JUNE 30, 2019 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	4.24%
Lakeland Industries, Inc.	3.06%
COWEN, Inc.	2.51%
Amtech Systems, Inc.	2.29%
Pico Holdings, Inc.	2.14%
Vaalco Energy, Inc.	2.09%
Richardson Electronics Ltd.	2.02%
LB Foster Co.	1.98%
Houston Wire & Cable Co.	1.98%
Gulf Island Fabrication Inc.	1.98%

SECTOR DIVERSIFICATION: JUNE 30, 2019 (d)
NAME	% OF TOTAL INVESTMENTS
Industrials	22.85%
Information Technology	19.20%
Financials	15.83%
Consumer Discretionary	12.03%
Energy	10.11%
Materials	4.47%
Money Market Funds	4.23%
Health Care	4.12%
Communication Services	3.49%
Consumer Staples	3.15%
Real Estate	0.53%

TOTAL RETURNS: JUNE 30, 2019 (d)
	YTD 2019	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP(a)
ANCORA MICROCAP FUND - I(b)	4.92%	-23.29%	4.41%	2.45%	10.96%	7.36%
RUSSELL MICROCAP INDEX(c)	14.15%	-10.39%	11.19%	5.52%	12.54%	7.95%

a)

Inception data reflects the annualized return since 09/02/08.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell Microcap Index measures the performance of the Microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market. It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA MICROCAP FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $10,000 Investment
Ancora MicroCap Fund - Class I
Russell Microcap Index
3,000
2,500
2,000
1,500
1,000
500
in $1,000's
Incep *
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16
Dec-16
Jun-17
Dec-17
Jun-18
Dec-18
Jun-19

* Inception: 9/2/08

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through June 30, 2019. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 96.05%

Aerospace & Defense - 2.75%
Arotech Corp.	122,524	$ 243,823
CPI Aerostructures, Inc.	31,056	261,181
		505,004
Auto Components - 1.44%
Shiloh Industries, Inc.	33,118	161,285
Unique Fabricating, Inc. (a)	38,150	103,386
		264,671
Banks - 4.62%
Banc of California, Inc. (a)	7,595	106,102
County Bancorp, Inc.	7,918	135,319
Customers Bancorp, Inc.	7,035	147,735
First Internet Bancorp. (a)	15,674	337,618
Meridian Bank	7,298	123,336
		850,110
Biotechnology - 1.83%
Pdl Biopharma, Inc.	107,369	337,139
		337,139
Building Products - 1.71%
Armstrong Flooring, Inc. Common	31,947	314,678
		314,678
Capital Markets - 5%
180 Degree Capital Corp.	152,379	300,034
COWEN, Inc.	26,802	460,726
Donnelley Financial Solutions	11,970	159,680
		920,440
Chemicals - 1.49%
Landec Corp.	29,285	274,400
		274,400
Commercial Services & Supplies - 4.19%
Civeo Corp.	166,926	287,113
HC2 Holdings, Inc.	67,610	159,560
Perma-Fix Environmental Services, Inc.	82,914	324,194
		770,867
Communications Equipment - 3.2%
Aviat Networks, Inc. (a)	25,892	354,721
Communications Systems, Inc. (a)	26,425	79,539
PCTEL, Inc.	35,024	155,156
		589,416
Construction & Engineering - 2.42%
Northwest Pipe Co.	4,062	104,718
Orion Group Holdings, Inc.	59,753	160,138
Sterling Construction Co., Inc.	13,480	180,902
		445,758

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Distributors - 1.89%
VOXX International Corp. Class A (a)	83,760	$ 348,442
		348,442
Diversified Financial Services - 3.67%
Pico Holdings, Inc. (a)	33,797	392,721
TIPTREE, Inc. (a)	44,791	282,183
		674,904
Diversified Telecommunications - 1.36%
Alaska Communications Systems Group, Inc. (a)	145,785	249,292
		249,292
Electrical Equipment - 0.98%
Powell Industries, Inc. (a)	4,724	179,512
		179,512
Electronic Equipment, Instruments & Components - 4.86%
Digital Ally, Inc.	20,856	30,241
Iteris, Inc. (a)	21,626	111,807
Key Tronic Corp.	53,896	268,402
Mace Security International, Inc. (a)(d)(f)	144,083	47,908
Perceptron, Inc. (a)	14,409	64,120
Richardson Electronics Ltd.	66,462	372,187
		894,665
Energy Equipment & Services - 5.71%
CARBO Ceramics, Inc.	73,235	98,867
Dawson Geophysical Co. (a)	103,262	258,155
ERA Group, Inc.	5,738	47,855
Geospace Technologies Corp.	3,665	55,378
Gulf Island Fabrication, Inc.	51,220	363,662
Profire Energy, Inc.	149,942	226,413
		1,050,330
Food Products - 1.66%
Coffee Holding Company, Inc. (a)(f)	74,804	305,948
		305,948
Health Care Equipment & Supplies - 1.87%
Digirad Corp. (a)	25,844	178,584
Invacare Corp. (a)	31,901	165,566
		344,150
Health Care Providers & Services - 0.43%
Catasys, Inc.	4,069	78,206
		78,206
Household Durables - 2.52%
CSS Industries, Inc.	21,474	104,793
Flexsteel Industries	6,911	117,902
ZAGG, Inc.	34,622	240,969
		463,664

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
IT Services - 1.69%
Computer Task Group, Inc.	77,635	$ 311,316
		311,316
Insurance - 3.37%
Blue Capital Reinsurance Holdings (a)	34,306	226,077
Hallmark Financial Services, Inc.	15,615	222,201
United Insurance Holdings Corp. (a)	12,061	171,990
		620,268
Internet & Direct Marketing Retail - 0.89%
EVINE Live, Inc.	378,745	163,959
		163,959
Internet Software & Services - 2.61%
Autoweb, Inc. (a)	32,600	115,730
Realnetworks, Inc. (a)	70,129	133,245
Synacor, Inc.	149,472	233,176
		482,151
Machinery - 3.83%
FreightCar America, Inc.	43,263	253,954
LB Foster Co.	13,336	364,606
STARRETT L S Co.	12,902	85,411
		703,971
Marine - 1.25%
Eagle Bulk Shipping, Inc.	43,930	230,193
		230,193
Media - 1.51%
Salem Communications Corp. (a)	114,401	277,994
		277,994
Metals & Mining- 4.48%
Ampco-Pittsburgh Corp.	18,791	75,728
Endeavour Silver Corp. (a)	103,316	211,798
Olympic Steel, Inc. (a)	15,738	214,823
Universal Stainless & Alloy Products, Inc. (a)	20,139	322,224
		824,573
Oil, Gas & Consumable Fuels - 4.43%
Adams Resources & Energy, Inc. (a)	10,027	343,726
Nacco Industries, Inc.	1,642	85,285
Vaalco Energy, Inc. (a)	230,659	385,201
		814,212
Professional Services - 1.68%
Acacia Research Corp. (a)	104,259	308,607
		308,607
Real Estate Investment Trusts - 0.53%
Postal Realty Trust, Inc.	6,201	97,666
		97,666

See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Semiconductors & Semiconductor Equipment - 4.3%
Amtech Systems, Inc. (a)	76,548	$ 421,014
Axcelis Technologies, Inc. (a)	3,047	45,857
AXT, Inc. (a)	81,960	324,562
		791,433
Software - 1.4%
Allot Communications Ltd. (a)	11,707	84,407
Telenav, Inc. (a)	21,711	173,688
		258,095
Specialty Retail - 1.13%
Tandy Leather Factory, Inc. (a)	37,921	208,566
		208,566
Technology Harware, Storage & Peripheral - 1.79%
INTEVAC, Inc.	68,107	329,638
		329,638
Textiles, Apparel & Luxury Goods - 4.19%
Lakeland Industries, Inc. (a)	50,221	562,475
Movado Group, Inc. (a)	7,703	207,981
		770,456
Thrifts & Mortgage Finance - 1.34%
Trustco Bank Corp. (a)	31,218	247,247
		247,247
Trading Companies & Distributors - 1.97%
Houston Wire & Cable Co.	69,405	363,682
		363,682

TOTAL COMMON STOCKS (Cost $21,325,558)		17,665,623

Money Market Funds - 4.24%
First American Funds Government Obligation Class Y 0.89% (b)	780,193	780,193
		780,193

TOTAL MONEY MARKET FUNDS (Cost $780,193)		780,193

TOTAL INVESTMENTS (Cost $22,105,751) 100.29%		18,445,816

Liabilities In Excess of Other Assets - (0.29)%		(54,468)

TOTAL NET ASSETS - 100.00%		$18,391,348

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) The yield rate shown represents the 7-day yield as of June 30, 2019.

(c) ADR - American Depository Receipt

(d) A Portfolio Manager of the Adviser serves on the Board of Directors of this company and may receive fees for service as Director.

(f) Adviser owned more than 5% of the outstanding voting shares of the company during the six months ended June 30, 2019.

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, THROUGH A COMBINATION OF INCOME AND CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES.

PORTFOLIO MANAGER:

Richard A. Barone

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$16.9 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS I – ANSIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2019

TOP HOLDINGS: JUNE 30, 2019 (d)
NAME	% OF NET ASSETS
Mace Security International, Inc.	4.92%
iShares Core S&P Mid-Cap ETF	4.02%
Bed Bath & Beyond, Inc.	3.44%
Dividend and Income Fund	3.41%
Boulder Growth & Income Fund, Inc.	3.33%
Celgene Corp.	3.28%
Viacom, Inc. Class B	3.27%
Iteris, Inc	3.06%
Manning & Napier, Inc.	2.82%
Virtus Investment Partners, Inc. 7.25% 2/01/20	2.81%

SECTOR DIVERSIFICATION: JUNE 30, 2019 (d)
NAME	% OF TOTAL INVESTMENTS
Financials	26.71%
Investment Companies	17.26%
Industrials	12.61%
Information Technology	11.68%
Consumer Discretionary	10.36%
Health Care	6.47%
Communication Services	3.29%
Energy	2.98%
Preferred	2.82%
Materials	2.62%
Money Market Funds	2.08%
Real Estate	1.12%

TOTAL RETURNS: JUNE 30, 2019 (d)
	YTD 2019	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	SINCE INCEP(a)
ANCORA SPECIAL OPP - I(b)	20.47%	3.03%	11.48%	6.88%	11.86%	7.01%
WILSHIRE 5000 INDEX(c)	18.66%	9.09%	14.03%	10.33%	14.66%	8.86%

a)

Inception data reflects the annualized return since 01/05/04.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase. If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

d)

Data is Unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672

ANCORA SPECIAL OPPORTUNITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $10,000 Investment

Ancora Special Opportunity Fund - Class I
Wilshire 5000 Index
in $1,000's
4,000
3,500
3,000
2,500
2,000
1,500
1,000
500
Incep *
Jun-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16
Dec-16
Jun-17
Dec-17
Jun-18
Dec-18
Jun-19

* Inception: 1/5/04

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2019. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 72.83%

Aerospace & Defense - 5.13%
Kratos Defense & Security Solutions, Inc. (a)	18,000	$ 412,020
United Technologies Corp.	3,500	455,700
		867,720
Automobiles - 1.53%
Honda Motor Co. Ltd.	10,000	258,400
		258,400
Banks - 4.96%
Key Corp.	10,000	177,500
Regions Financial Corp. (a)	20,000	298,800
Signature Bank	3,000	362,520
		838,820
Biotechnology - 3.28%
Celgene Corp.	6,000	554,640
		554,640
Building Products - 2.02%
Alpha Pro Tech Ltd. (a)	100,000	341,000
		341,000
Capital Markets - 12.94%
Capitala Finance Corp. (a)	35,000	330,750
Manning & Napier, Inc. (a)	272,000	476,000
Medallion Financial Corp.	50,000	337,000
MVC Capital, Inc. (a)	42,000	386,820
Noah Holdings Ltd.	5,000	212,750
PennantPark Investment Corp.	70,000	442,400
		2,185,720
Commercial Services & Supplies - 0.72%
ADT, Inc.	20,000	122,400
		122,400
Diversified Financial Services - 1.91%
Lincoln National Corp. (a)	5,000	322,250
		322,250
Electrical Equipment - 6.3%
Associated Capital Group, Inc. (a)	10,000	374,000
Capstone Turbine Corp. (a)	150,000	117,990
Enphase Energy, Inc.	20,000	364,600
Generac Holdings, Inc.	3,000	208,230
		1,064,820
Electronic Equipment, Instruments & Components - 7.98%
Iteris, Inc. (a)	100,000	517,000
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	831,250
		1,348,250

See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Energy Equipment & Services - 0.7%
Covia Holdings Corp.	60,000	$ 117,600
		117,600
Household Durables-2.74%
Newell Brands, Inc. (a)	30,000	462,600
		462,600
IT Services - 1.47%
Alithya Group, Inc. (e)(f)	21,453	56,207
Conduent, Inc.	20,000	191,800
		248,007
Industrial Conglomerates - 0.93%
General Electric Co.	15,000	157,500
		157,500
Machinery - 1.79%
Rexnord Corp.	10,000	302,200
		302,200
Media - 3.27%
Viacom, Inc. Class B (a)	18,500	552,595
		552,595
Metals & Mining - 2.6%
IAMGOLD Corp.	130,000	439,400
		439,400
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-
Oil, Gas & Consumable Fuels - 2.27%
Southwestern Energy Co.	100,000	316,000
Vaalco Energy, Inc.	40,000	66,800
		382,800
Pharmaceuticals - 3.15%
Bristol-Myers Squibb Co.	4,000	181,400
Roche Holding Ltd.	10,000	351,000
		532,400
Real Estate Investment Trusts - 1.12%
Brookfield Property REIT, Inc.	10,000	188,900
		188,900
Specialty Retail - 4.9%
Bed Bath & Beyond, Inc.	50,000	581,000
Office Depot, Inc. (a)	120,000	247,200
		828,200
Textiles, Apparel & Luxury Goods - 1.13%
Lakeland Industries, Inc. (a)	17,000	190,400
		190,400

TOTAL COMMON STOCKS (Cost $10,975,396)		12,306,622

See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Traditional Preferred Securities - 2.81%
Virtus Investment Partners, Inc. 7.25% 2/01/20 (a)	5,000	$ 474,350
		474,350

TOTAL TRADITIONAL PREFERRED SECURITIES (Cost $476,364)		474,350

Investment Companies - 21.68%
Boulder Growth & Income Fund, Inc.	50,000	562,000
Dividend and Income Fund	50,000	576,500
Equus Total Return, Inc.	279,000	457,560
Firsthand Technology Value Fund, Inc.	33,000	307,230
iShares Core S&P Mid-Cap ETF	3,500	679,910
iShares Core S&P Small-Cap ETF	4,000	313,120
iShares Russell 2000 Value ETF	1,500	180,750
RMR Real Estate Income Fund Co.	11,000	201,630
Special Opportunities Fund, Inc.	28,000	384,997
		3,663,697

TOTAL INVESTMENT COMPANIES (Cost $3,427,062)		3,663,697

Money Market Funds - 2.07%
First American Funds Government Obligation Class Y 0.89% (b)	349,545	349,545
		349,545

TOTAL MONEY MARKET FUNDS (Cost $349,545)		349,545

TOTAL INVESTMENTS (Cost $15,228,367) 99.39%		16,794,214

Other Assets In Excess of Liabilities - 0.61%		102,369

TOTAL NET ASSETS - 100.00%		$ 16,896,583

See accompanying notes which are an integral part of the financial statements

(a) Non-Income producing.

(b) The yield rate shown represents the 7-day yield as of June 30, 2019.

(c) The Portfolio Manager of this Fund serves on the Board of Directors for this company and may receive fees for serving as a Director.

(d) A former Portfolio Manager of the MicroCap Fund, that currently acts as a consultant to the Adviser, serves on the Board of Directors for this company and may receive fees for service as Director.

(e) The CEO of the Adviser serves on the Board of Directors for this company and may receive fees for serving as a Director.

(f) Adviser owed more than 5% of the outstanding voting shares of the company during the six months ended June 30, 2019.

ANCORA DIVIDEND VALUE EQUITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA DIVIDEND VALUE EQUITY FUND SEEKS TO PROVIDE GROWTH OF INCOME AND LONG-TERM CAPITAL APPRECIATION.

PORTFOLIO MANAGERS:

Sonia Mintun

David Sowerby

Tom Kennedy

Portfolio Manager, Ancora Advisors

_________________________

NET ASSETS:

$15.8 MILLION*

_________________________

INCEPTION DATE:

May 7, 2019

_________________________

TICKERS:

CLASS I – ADEIX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS I – $5,000

* As of June 30, 2019

TOP HOLDINGS: JUNE 30, 2019 (d)
NAME	% OF NET ASSETS
First American Funds Government Obligation Class Y	7.46%
Marathon Petroleum Corp.	4.06%
Microsoft Corp.	3.90%
JP Morgan Chase & Co.	3.87%
Disney Walt Co.	3.78%
Honeywell International, Inc.	3.75%
Apple, Inc.	3.50%
Johnson & Johnson	3.48%
Bank of America Corp.	3.37%
Nestlé S.A.	3.29%

SECTOR DIVERSIFICATION: JUNE 30, 2019 (d)
NAME	% OF TOTAL INVESTMENTS
Information Technology	17.19%
Health Care	13.97%
Financials	13.79%
Industrials	11.29%
Consumer Staples	10.79%
Money Market Funds	7.47%
Communication Services	7.08%
Energy	6.97%
Consumer Discretionary	6.71%
Materials	2.93%
Real Estate	1.82%

TOTAL RETURNS: JUNE 30, 2019 (d)
SINCE INCEP(a)
ANCORA DIVIDEND VALUE EQUITY - I(b)	2.20%
RUSSELL 1000 VALUE INDEX(c)	0.89%

a)

Inception data reflects the return since 05/07/2019.

b)

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

c)

The Russell 1000 Value Index is designed to be a measure of the large and mid-sized capitalization companies in the United States equities market.  The index is a composite of roughly 1,000 securities issued by the largest companies in the U.S. in terms of market capitalization.  The Russell 1000 Value Index is a subset of the securities found in the Russell 1000.

d)

Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA DIVIDEND VALUE EQUITY FUND

PERFORMANCE ILLUSTRATION (UNAUDITED)

Growth of a $1,000,000 Investment
Ancora Dividend Value Equity Fund - Class I
Russell 1000 Value
in $1,000's
1,100
1,080
1,060
1,040
1,020
1,000
980
960
940
920
900
Incep *
May-19
Jun-19

* Inception: 5/7/2019

The chart above assumes an initial investment of $1,000,000 made on May 7, 2019 (commencement of Fund operations) and held through June 30, 2019. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results. Performance is unaudited.

ANCORA DIVIDEND VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Shares	Value
Common Stocks - 92.38%

Aerospace & Defense - 4.59%
Harris Corp.	2,000	$ 378,260
Raytheon Co.	2,000	347,760
		726,020
Banks - 9.81%
Bank of America Corp.	18,375	532,875
Citizens Financial Group, Inc.	11,500	406,640
JP Morgan Chase & Co.	5,475	612,105
		1,551,620
Beverages - 4.66%
Diageo Plc.	2,125	366,180
PepsiCo, Inc.	2,825	370,442
		736,622
Biotechnology - 2.86%
Amgen, Inc.	2,450	451,486
		451,486
Building Products - 0.51%
Resideo Technologies, Inc.	3,700	81,104
		81,104
Capital Markets - 2.23%
BlackRock, Inc.	750	351,975
		351,975
Chemicals - 2.92%
Dow Chemical Co.	1,500	73,965
DuPont de Nemours, Inc.	1,266	95,039
LyondellBasell Industries N.V.	3,400	292,842
		461,846
Communications Equipment - 3.25%
Cisco Systems, Inc.	9,400	514,462
		514,462
Consumer Finance - 1.73%
Discover Financial Services	3,525	273,505
		273,505
Diversified Telecommunication Services - 3.29%
AT&T, Inc.	7,000	234,570
Verizon Communications, Inc.	5,000	285,650
		520,220
Electrical Equipment - 2.41%
Eaton Corporation Plc.	4,575	381,006
		381,006
Entertainment - 3.78%
Disney Walt Co.	4,275	596,961
		596,961

See accompanying notes which are an integral part of the financial statements

ANCORA DIVIDEND VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Food Products - 3.29%
Nestlé S.A.	5,025	$ 519,585
		519,585
Health Care Equipment & Supplies-2.45%
Medtronic, Inc.	3,975	387,125
		387,125
Health Care Providers & Services - 2.78%
UnitedHealth Group, Inc.	1,800	439,218
		439,218
Hotels, Restaurants & Leisure - 2.36%
McDonald's Corp.	1,800	373,788
		373,788
Household Products - 2.83%
Procter & Gamble Co.	4,075	446,824
		446,824
IT Services - 2.86%
Accenture Plc.	2,450	452,686
		452,686
Industrial Conglomerates - 3.75%
Honeywell International, Inc.	3,400	593,606
		593,606
Oil, Gas & Consumable Fuels - 6.96%
Chevron Corp.	3,675	457,317
Marathon Petroleum Corp.	11,500	642,620
		1,099,937
Pharmaceuticals - 5.86%
Johnson & Johnson	3,950	550,156
Pfizer, Inc.	8,700	376,884
		927,040
Real Estate Investment Trusts - 1.82%
Weyerhaeuser Co.	10,900	287,106
		287,106
Semiconductors & Semiconductor Equipment - 3.64%
Broadcom, Inc.	925	266,270
Texas Instruments, Inc.	2,700	309,852
		576,122
Software - 3.9%
Microsoft Corp.	4,600	616,216
		616,216
Specialty Retail - 2.47%
The Home Depot, Inc.	1,875	389,944
		389,944
Technology Harware, Storage & Peripheral - 3.5%
Apple, Inc.	2,800	554,176
		554,176

See accompanying notes which are an integral part of the financial statements

ANCORA DIVIDEND VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.87%
NIKE, Inc.	3,525	$ 295,924
		295,924

TOTAL COMMON STOCKS (Cost $14,304,738)		14,606,124

Money Market Funds - 7.46%
First American Funds Government Obligation Class Y 0.89% (a)	1,179,413	1,179,413
		1,179,413

TOTAL MONEY MARKET FUNDS (Cost $1,179,413)		1,179,413

TOTAL INVESTMENTS (Cost $15,484,151) 99.82%		15,785,537

Other Assets In Excess of Liabilities - 0.18%		27,698

TOTAL NET ASSETS - 100.00%		$ 15,813,235

See accompanying notes which are an integral part of the financial statements

(a) The yield rate shown represents the 7-day yield as of June 30, 2019.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2019 (UNAUDITED)

	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund	Ancora Dividend Value Equity Fund

Assets
Investments in securities:
At Cost	$29,458,253	$112,378,954	$21,736,764	$14,164,387	$15,484,151
At Fair Value	$30,090,393	$128,312,341	$18,091,960	$15,906,757	$15,785,537

Investments in Affiliated Securities:
At Cost	$ -	$ 1,766,495	$ 368,987	$ 1,063,980	$ -
At Fair Value	$ -	$ 2,040,281	$ 353,856	$ 887,457	$ -

Cash	-	-	500	-	-
Dividends and interest receivable	109,688	209,754	12,209	31,742	4,561
Receivable for investments sold	67,022	1,748,266	301,324	138,901	-
Shareholder subscription receivable	1,300	632,727	16,840	167	25,340
Receivable from advisor	-	-	-	-	2,757
Prepaid expenses	10,773	19,707	9,723	8,189	8,073
Total assets	30,279,176	132,963,076	18,786,412	16,973,213	15,826,268

Liabilities
Payable for investments purchased	89,006	3,752,240	232,668	46,874	-
Shareholder redemptions payable	-	82,395	134,213	-	-
Payable to advisor	15,808	96,775	13,547	14,803	-
Administration fees payable	2,536	10,190	1,530	1,480	1,228
Shareholder servicing fees payable	248	732	151	147	123
Trustee fees payable	578	619	578	578	1,355
Accrued expenses	14,154	18,802	12,377	12,748	10,327
Total liabilities	122,330	3,961,753	395,064	76,630	13,033

Net Assets:	$30,156,846	$129,001,323	$18,391,348	$16,896,583	$15,813,235
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	29,365,291	113,403,463	21,941,769	14,396,807	15,442,218
Distributable Earnings (Accumulated Deficit)	791,555	15,597,860	(3,550,421)	2,499,776	371,017

Net Assets	$30,156,846	$129,001,323	$18,391,348	$16,896,583	$15,813,235

Class I:

Net assets applicable to Class I shares	$30,156,846	$ 91,707,417	$18,391,348	$16,896,583	$15,813,235

Shares outstanding (unlimited number of shares	3,833,284	6,284,881	1,835,656	2,333,094	1,546,644
authorized, no par value)

Net asset value, offering price, and	$ 7.87	$ 14.59	$ 10.02	$ 7.24	$ 10.22
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 7.71	$ 14.30	$ 9.82	$ 7.10	$ 10.02

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of June 30, 2019 (UNAUDITED)

(CONTINUED)	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund	Ancora Dividend Value Equity Fund

Class S:

Net assets applicable to Class S shares		$ 37,293,906

Shares outstanding (unlimited number of shares		2,498,924
authorized, no par value)

Net asset value, offering price, and		$ 14.92
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)		$ 14.62

See accompanying notes which are an integral part of the financial statements

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the six months ended June 30, 2019 (UNAUDITED)

	Ancora Income Fund	Ancora/ Thelen Small-Mid Cap Fund	Ancora MicroCap Fund	Ancora Special Opportunity Fund	Ancora Dividend Value Equity Fund

Investment Income
Dividend income (Net of foreign taxes withheld $0, $4,032, $0, $6,855, and $0, respectively)	$ 768,387	$ 887,062	$ 73,709	$ 157,269	$ 53,966
Dividend income from Affiliates	-	30,431	-	-	-
Interest income	38,060	44,678	9,065	22,850	3,776
Total Income	806,447	962,171	82,774	180,119	57,742

Expenses
Investment advisor fee	147,140	609,240	101,912	84,406	16,052
Shareholder servicing account expenses
Class I	1,471	4,494	1,019	844	214
Fund accounting expenses	16,546	27,647	11,801	11,796	3,930
Transfer agent expenses	4,625	4,650	4,625	4,574	1,550
Legal expenses	21,297	21,378	21,277	21,367	2,000
Administration expenses	14,714	60,924	10,191	8,441	2,140
Insurance expenses	6,461	6,127	6,126	6,126	-
Custodian expenses	5,833	8,186	4,405	4,122	810
Auditing expenses	6,700	6,763	6,763	6,764	5,558
Printing expenses	4,163	5,685	2,391	926	211
Trustees expenses	5,763	9,818	5,206	4,932	5,355
Miscellaneous expenses	1,468	6,499	1,449	1,797	189
Registration expenses	4,731	15,631	3,512	2,089	612
Total Expenses	240,912	787,042	180,677	158,184	38,621
Waived Fees	(51,837)	(45,524)	(17,366)	-	(17,219)
Net Expenses	189,075	741,518	163,311	158,184	21,402

Net Investment Income (Loss)	617,372	220,653	(80,537)	21,935	36,340

Net Realized & Unrealized Gains (Loss)
Net realized gain (loss) on unaffiliated investment securities	141,634	(987,264)	(120,913)	780,331	33,291
Net realized gain on affiliated investment securities	-	157,298	30,209	-	-
Capital gain distributions from investment companies	-	-	-	3,995	-
Net Change in unrealized appreciation on unaffiliated investment securities	1,843,050	17,319,057	1,018,800	1,818,041	301,386
Net Change in unrealized appreciation on affiliated investment securities	-	617,914	59,631	137,042	-
Net realized and unrealized gain on investment securities	1,984,684	17,107,005	987,727	2,739,409	334,677
Net increase in net assets resulting from operations	$2,602,056	$17,327,658	$ 907,190	$2,761,344	$ 371,017

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Income Fund

	(Unaudited) Six Months Ended June 30, 2019	Year Ended December 31, 2018

Increase (decrease) in Net Assets from Operations
Net investment income	$ 617,372	$ 1,147,928
Net realized gain (loss) on unaffiliated investment securities	141,634	(93,378)
Change in net unrealized appreciation (depreciation) on unaffiliated investment securities	1,843,050	(2,133,643)
Net increase (decrease) in net assets resulting from operations	2,602,056	(1,079,093)

Distributions
From distribution to shareholders - Class I	(599,591)	(1,237,773)
From return of capital - Class I	(318,092)	(691,071)
Total distributions	(917,683)	(1,928,844)

Capital Share Transactions - Class I
Proceeds from sale of shares	3,070,625	6,168,693
Shares issued in reinvestment of dividends	694,693	1,345,253
Redemption fees	418	586
Shares redeemed	(3,381,583)	(9,584,008)
	384,153	(2,069,476)
Net increase (decrease) in net assets resulting
from capital share transactions	384,153	(2,069,476)

Total increase (decrease) in net assets	2,068,526	(5,077,413)

Net Assets
Beginning of period	$ 28,088,320	$ 33,165,733
End of period	$ 30,156,846	$ 28,088,320

Capital Share Transactions - I Shares
Shares sold	397,459	793,051
Shares issued in reinvestment of distributions	89,460	172,386
Shares repurchased	(438,172)	(1,229,982)
Net increase (decrease) from capital share transactions	48,747	(264,545)

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited) Six Months Ended June 30, 2019	Year Ended December 31, 2018

Increase (decrease) in Net Assets from Operations
Net investment income	$ 220,653	$ 56,995
Net realized gain (loss) on unaffiliated investment securities	(987,264)	3,920,193
Net realized gain (loss) on affiliated investment securities	157,298	(135,100)
Change in net unrealized appreciation (depreciation) on unaffiliated investment securities	17,319,057	(20,348,938)
Change in net unrealized appreciation (depreciation) on affiliated investment securities	617,914	(677,676)
Net increase (decrease) in net assets resulting from operations	17,327,658	(17,184,526)

Distributions
From distribution to shareholders - Class I	-	(5,777,272)
From distribution to shareholders - Class S	-	(1,713,730)
Total distributions	-	(7,491,002)

Capital Share Transactions - Class I
Proceeds from sale of shares	6,451,117	22,607,328
Shares issued in reinvestment of dividends	-	5,486,127
Redemption fees	149	4,268
Shares redeemed	(8,557,089)	(13,225,439)
	(2,105,823)	14,872,284
Capital Share Transactions - Class S
Proceeds from sale of shares	8,023,741	25,667,333
Shares issued in reinvestment of dividends	-	1,603,271
Shares redeemed	(1,818,667)	(3,046,628)
	6,205,074	24,223,976
Net increase in net assets resulting
from capital share transactions	4,099,251	39,096,260

Total increase in net assets	21,426,909	14,420,732

Net Assets
Beginning of period	$ 107,574,414	$ 93,153,682
End of period	$ 129,001,323	$ 107,574,414

Capital Share Transactions - I Shares
Shares sold	452,649	1,419,391
Shares issued in reinvestment of distributions	-	444,221
Shares repurchased	(598,653)	(852,786)
Net increase (decrease) from capital share transactions	(146,004)	1,010,826

Capital Share Transactions - S Shares
Shares sold	557,364	1,594,039
Shares issued in reinvestment of distributions	-	127,142
Shares repurchased	(124,159)	(213,607)
Net increase from capital share transactions	433,205	1,507,574

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora MicroCap Fund

	(Unaudited) Six Months Ended June 30, 2019	Year Ended December 31, 2018

Increase (decrease) in Net Assets from Operations
Net investment loss	$ (80,537)	$ (155,537)
Net realized gain (loss) on unaffiliated investment securities	(120,913)	1,931,711
Net realized gain on affiliated investment securities	30,209	-
Change in net unrealized appreciation (depreciation) on unaffiliated investment securities	1,018,800	(7,388,990)
Change in net unrealized appreciation (depreciation) on affiliated investment securities	59,631	(73,339)
Net increase (decrease) in net assets resulting from operations	907,190	(5,686,155)

Distributions
From distributions to shareholders - Class I	-	(2,207,399)
Total distributions	-	(2,207,399)

Capital Share Transactions - Class I
Proceeds from sale of shares	1,432,533	6,988,977
Shares issued in reinvestment of dividends	-	2,163,870
Redemption fees	662	1,093
Shares redeemed	(2,113,202)	(5,118,775)
	(680,007)	4,035,165
Net increase (decrease) in net assets resulting
from capital share transactions	(680,007)	4,035,165

Total increase (decrease) in net assets	227,183	(3,858,389)

Net Assets
Beginning of year	$ 18,164,165	$ 22,022,554
End of year	$ 18,391,348	$ 18,164,165

Capital Share Transactions - I Shares
Shares sold	132,613	524,408
Shares issued in reinvestment of distributions	-	232,424
Shares repurchased	(198,621)	(418,738)
Net increase (decrease) from capital share transactions	(66,008)	338,094

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora Special Opportunity Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
Increase (decrease) in Net Assets from Operations
Net investment income	$ 21,935	$ 88,291
Net realized gain on unaffiliated investment securities	780,331	1,291,709
Capital gain distributions from investment companies	3,995	82,921
Change in net unrealized appreciation (depreciation) on unaffiliated investment securities	1,818,041	(2,931,641)
Change in net unrealized appreciation (depreciation) on affiliated investment securities	137,042	(308,863)
Net increase (decrease) in net assets resulting from operations	2,761,344	(1,777,583)

Distributions
From distribution to shareholders - Class I	-	(1,496,876)
Total distributions	-	(1,496,876)

Capital Share Transactions - Class I
Proceeds from sale of shares	3,760,105	1,667,018
Shares issued in reinvestment of dividends	-	1,218,227
Redemption fees	-	1,032
Shares redeemed	(4,055,702)	(2,291,137)
	(295,597)	595,140
Net increase (decrease) in net assets resulting
from capital share transactions	(295,597)	595,140

Total increase (decrease) in net assets	2,465,747	(2,679,319)

Net Assets
Beginning of period	$ 14,430,836	$ 17,110,155
End of period	$ 16,896,583	$ 14,430,836

Capital Share Transactions - I Shares
Shares sold	546,673	228,531
Shares issued in reinvestment of distributions	-	203,717
Shares repurchased	(613,676)	(316,264)
Net increase (decrease) from capital share transactions	(67,003)	115,984

See accompanying notes which are an integral part of the financial statements

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

Ancora Dividend Value Equity Fund

(Unaudited)
Period Ended
June 30, 2019 (a)
Increase in Net Assets from Operations
Net investment income	$ 36,340
Net realized gain on unaffiliated investment securities	33,291
Change in net unrealized appreciation on unaffiliated investment securities	301,386
Net increase in net assets resulting from operations	371,017

Distributions
From distribution to shareholders - Class I	-
Total distributions	-

Capital Share Transactions - Class I
Proceeds from sale of shares	15,492,500
Shares issued in reinvestment of dividends	-
Redemption fees	-
Shares redeemed	(50,282)
15,442,218
Net increase in net assets resulting
from capital share transactions	15,442,218

Total increase in net assets	15,813,235

Net Assets
Beginning of period	$ -
End of period	$ 15,813,235

Capital Share Transactions - I Shares
Shares sold	1,551,799
Shares issued in reinvestment of distributions	-
Shares repurchased	(5,155)
Net increase from capital share transactions	1,546,644

See accompanying notes which are an integral part of the financial statements

(a) For period May 7, 2019 (commencement of operations) through June 30, 2019.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Income Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	6/30/2019	12/31/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014
Selected Per Share Data
Net asset value, beginning of period	$ 7.42	$ 8.19	$ 8.13	$ 8.15	$ 8.44	$ 8.12

Income from investment operations
Net investment income (a)	0.16	0.30	0.31	0.33	0.34	0.33
Net realized and unrealized gain (loss)	0.53	(0.57)	0.26	0.17	(0.06)	0.60
Total from investment operations	0.69	(0.27)	0.57	0.50	0.28	0.93

Less Distributions to shareholders:
From net investment income	(0.16)	(0.32)	(0.32)	(0.31)	(0.35)	(0.52)
From net realized gain	-	-	(0.07)	(0.04)	(0.08)	(0.03)
From return of capital	(0.08)	(0.18)	(0.12)	(0.17)	(0.14)	(0.06)
Total distributions	(0.24)	(0.50)	(0.51)	(0.52)	(0.57)	(0.61)

Paid in capital from redemption fees	- (e)	- (e)	- (e)	- (e)	- (e)	-

Net asset value, end of period	$ 7.87	$ 7.42	$ 8.19	$ 8.13	$ 8.15	$ 8.44

Total Return (b)	9.39%(g)	(3.40)%	7.14%	6.21%	3.41%	11.64%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 30,157	$ 28,088	$ 33,166	$19,880	$ 13,814	$11,574
Ratio of expenses to average net assets (c)	1.28%(f)	1.29%	1.28%	1.28%	1.28%	1.28%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.64%(f)	1.49%	1.41%	1.43%	1.42%	1.46%
Ratio of net investment income (loss) to
average net assets (c) (d)	4.19%(f)	3.78%	3.76%	4.04%	4.08%	3.88%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	3.84%(f)	3.57%	3.63%	3.90%	3.94%	3.70%
Portfolio turnover rate	52.51%(g)	56.98%	54.84%	76.34%	88.64%	104.56%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2019	12/31/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014
Selected Per Share Data
Net asset value, beginning of period	$ 12.60	$ 15.55	$ 14.04	$ 12.06	$ 13.43	$ 13.19

Income from investment operations
Net investment income (loss) (a)	0.02	- (e)	0.07	- (e)	0.01	0.14
Net realized and unrealized gain (loss)	1.97	(1.99)	2.61	2.00	(1.26)	0.69
Total from investment operations	1.99	(1.99)	2.68	2.00	(1.25)	0.83

Less Distributions to shareholders:
From net investment income	-	(0.03)	(0.05)	(0.02)	(0.01)	(0.14)
From net realized gain	-	(0.93)	(1.12)	-	(0.11)	(0.45)
From return of capital	-	-	-	-	-	-
Total distributions	-	(0.96)	(1.17)	(0.02)	(0.12)	(0.59)

Paid in capital from redemption fees	- (e)	- (e)	- (e)	- (e)	- (e)	-

Net asset value, end of period	$ 14.59	$ 12.60	$ 15.55	$ 14.04	$ 12.06	$ 13.43

Total Return (b)	15.79%(g)	(12.69)%	19.05%	16.58%	(9.30)%	6.22%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 91,707	$ 81,001	$84,308	$61,691	$51,236	$54,439
Ratio of expenses to average net assets (c)	1.29%(f)	1.27%	1.32%	1.32%	1.31%	1.32%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.29%(f)	1.27%	1.32%	1.32%	1.31%	1.32%
Ratio of net investment income (loss) to
average net assets (c) (d)	0.28%(f)	(0.01)%	0.46%	0.03%	0.09%	1.07%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.28%(f)	(0.01)%	0.46%	0.03%	0.09%	1.07%
Portfolio turnover rate	48.82%(g)	51.97%	60.96%	80.25%	57.12%	63.63%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora MicroCap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	6/30/2019	12/31/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014
Selected Per Share Data
Net asset value, beginning of period	$ 9.55	$ 14.09	$ 12.87	$ 11.20	$ 14.15	$ 13.99

Income from investment operations
Net investment income (loss) (a)	(0.04)	(0.09)	(0.14)	0.03	(0.12)	(0.04)
Net realized and unrealized gain (loss)	0.51	(3.10)	2.46	1.85	(1.09)	2.30
Total from investment operations	0.47	(3.19)	2.32	1.88	(1.21)	2.26

Less Distributions to shareholders:
From net investment income	-	-	- (c)	(0.03)	-	-
From net realized gain	-	(1.35)	(1.10)	(0.18)	(1.74)	(2.10)
Total distributions	-	(1.35)	(1.10)	(0.21)	(1.74)	(2.10)

Paid in capital from redemption fees	- (c)	- (c)	- (c)	- (c)	- (c)	-

Net asset value, end of period	$ 10.02	$ 9.55	$ 14.09	$ 12.87	$ 11.20	$ 14.15

Total Return (b)	4.92%(f)	(22.37)%	18.00%	16.73%	(8.61)%	16.21%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 18,391	$ 18,164	$ 22,023	$16,195	$14,665	$ 13,640
Ratio of expenses to average net assets	1.60%(e)	1.55%	1.60%	1.60%	1.60%	1.60%
Ratio of expenses to average net assets
before waiver & reimbursement	1.77%(e)	1.55%	1.60%	1.65%	1.60%	1.71%
Ratio of net investment income (loss) to
average net assets	(0.79)%(e)	(0.66)%	(0.98)%	0.28%	(0.90)%	(0.25)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.96)%(e)	(0.66)%	(0.98)%	0.22%	(0.90)%	(0.36)%
Portfolio turnover rate	12.87%(f)	31.20%	35.15%(d)	13.60%	26.97%	34.39%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Amount is less than $0.005.

(d) Excludes the impact of in-kind transactions.

(e) Annualized

(f) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Special Opportunity Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES (Formerly Class D)	6/30/2019	12/31/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014
Selected Per Share Data
Net asset value, beginning of period	$ 6.01	$ 7.49	$ 6.94	$ 6.18	$ 6.48	$ 7.06

Income from investment operations
Net investment income (loss) (a)	0.01	0.04	(0.03)	(0.01)	0.02	(0.01)
Net realized and unrealized gain (loss)	1.22	(0.85)	1.04	1.07	(0.21)	0.54
Total from investment operations	1.23	(0.81)	1.01	1.06	(0.19)	0.53

Less Distributions to shareholders:
From net investment income	-	(0.04)	-	-	-	-
From net realized gain	-	(0.63)	(0.46)	(0.30)	(0.11)	(1.11)
From return of capital	-	-	-	-	-	-
Total distributions	-	(0.67)	(0.46)	(0.30)	(0.11)	(1.11)

Paid in capital from redemption fees	-	- (e)	-	-	-	-

Net asset value, end of period	$ 7.24	$ 6.01	$ 7.49	$ 6.94	$ 6.18	$ 6.48

Total Return (b)	20.47%(g)	(10.70)%	14.54%	17.19%	(2.89)%	7.33%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 16,897	$ 14,431	$ 17,110	$ 3,820	$ 2,930	$ 3,226
Ratio of expenses to average net assets (c)	1.87%(f)	1.67%	1.64%	1.73%	1.76%	1.77%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.87%(f)	1.67%	1.64%	1.73%	1.76%	1.77%
Ratio of net investment income (loss) to
average net assets (c) (d)	0.26%(f)	0.52%	(0.43)%	(0.10)%	0.24%	(0.13)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.26%(f)	0.52%	(0.43)%	(0.10)%	0.24%	(0.13)%
Portfolio turnover rate	57.57%(g)	70.99%	100.67%	141.57%	200.23%	145.11%

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Amount is less than $0.005.

(f) Annualized

(g) Not Annualized

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora Dividend Value Equity Fund
(Unaudited)
Period Ended
CLASS I SHARES	6/30/2019 (g)
Selected Per Share Data
Net asset value, beginning of period	$ 10.00

Income from investment operations
Net investment income (a)	0.02
Net realized and unrealized gain (loss)	0.20
Total from investment operations	0.22

Less Distributions to shareholders:
From net investment income	-
From net realized gain	-
From return of capital	-
Total distributions	-

Net asset value, end of period	$ 10.22

Total Return (b)	2.20%(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 15,813
Ratio of expenses to average net assets (c)	1.00%(e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.80%(e)
Ratio of net investment income (loss) to
average net assets (c) (d)	1.69%(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.89%(e)
Portfolio turnover rate	0.37%(f)

See accompanying notes which are an integral part of the financial statements.

 (a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period May 7, 2019 (commencement of operations) through June 30, 2019.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout each period

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
CLASS S SHARES	6/30/2019	12/31/2018	12/31/2017	12/31/2016	12/31/2015 (g)
Selected Per Share Data
Net asset value, beginning of year/period	$ 12.86	$ 15.85	$ 14.29	$ 12.23	$ 14.00

Income from investment operations
Net investment income (a)	0.04	0.05	0.12	0.05	0.01
Net realized and unrealized gain (loss)	2.02	(2.06)	2.66	2.03	(1.66)
Total from investment operations	2.06	(2.01)	2.78	2.08	(1.65)

Less Distributions to shareholders:
From net investment income	-	(0.05)	(0.10)	(0.02)	(0.01)
From net realized gain	-	(0.93)	(1.12)	-	(0.11)
From return of capital	-	-	-	-	-
Total distributions	-	(0.98)	(1.22)	(0.02)	(0.12)

Net asset value, end of year/period	$ 14.92	$ 12.86	$ 15.85	$ 14.29	$ 12.23

Total Return (b)	16.02%(f)	(12.53)%	19.45%	16.97%	(11.77)%(f)

Ratios and Supplemental Data
Net assets, end of year/period (000)	$ 37,294	$ 26,573	$ 8,846	$ 7,267	$ 3,981
Ratio of expenses to average net assets (c)	1.00%(e)	1.00%	1.00%	0.99%	0.99%(e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.28%(e)	1.27%	1.31%	1.31%	1.31%(e)
Ratio of net investment income (loss) to
average net assets (c) (d)	0.58%(e)	0.36%	0.79%	0.34%	0.15%(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (c) (d)	0.30%(e)	0.09%	0.48%	0.01%	(0.16)%(e)
Portfolio turnover rate	48.82%(f)	51.97%	60.96%	80.25%	57.12%(f)

See accompanying notes which are an integral part of the financial statements

(a) Net investment income (loss) per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e) Annualized

(f) Not Annualized

(g) For period June 19, 2015 (commencement of operations) through December 31, 2015.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED)

June 30, 2019

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), Ancora Special Opportunity Fund (the “Special Opportunity Fund”) and Ancora Dividend Value Equity Fund (the “Dividend Value Equity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The MicroCap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The Special Opportunity Fund’s investment objective is obtaining a high total return through a combination of income and capital appreciation in the value of its shares. The Dividend Value Equity Fund’s investment objective is to provide growth of income and long-term capital appreciation. Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class I and Class S. Class S shares are currently offered in the Ancora/Thelen Small-Mid Cap Fund only. Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class S and Class I shares are offered continuously at net asset value (“NAV”). Class I shares are subject to shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days.  For the six months ended June 30, 2019, the Income Fund – Class I collected $418 in redemption fees.  For the six months ended June 30, 2019, the Small-Mid Cap Fund – Class I collected $149 in redemption fees.  For the six months ended June 30, 2019, the Microcap Fund – Class I collected $662 in redemption fees. For the six months ended June 30, 2019, the Opportunity Fund – Class I did not collect any redemption fees.   For the six months ended June 30, 2019, the Small-Mid Cap Fund Class S did not collect any redemption fees. For the six months ended June 30, 2019, the Dividend Value Equity Fund Class I did not collect any redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2019

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2019, the Funds’ did not have a liability for any unrecognized tax benefits. The Funds’ recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2019, the Funds’ did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Special Opportunity Fund, MicroCap Fund, Small-Mid Cap Fund, and Dividend Value Equity Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any,

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2019

at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund. The permanent reclassifications were mainly due to return of capital distributions and distribution re-designations.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

The Funds may hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2019

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trust senior securities, traditional preferred securities, investment companies, and corporate bond trust certificates) - are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2019

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2019:

Ancora Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$ 9,962,968	$ -	$ -	$ 9,962,968
Corporate Bond Trust Certificates	9,747,696	-	-	9,747,696
Traditional Preferred Securities	3,783,278	-	-	3,783,278
REIT Senior Securities	5,571,385	-	-	5,571,385
Money Market Funds	1,025,066	-	-	1,025,066
Total	$ 30,090,393	$ -	$ -	$ 30,090,393

Ancora/Thelen Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 123,887,601	$ -	$ -	$ 123,887,601
Money Market Funds	6,465,021	-	-	6,465,021
Total	$ 130,352,622	$ -	$ -	$ 130,352,622

Ancora MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,665,623	$ -	$ -	$ 17,665,623
Money Market Funds	780,193	-	-	780,193
Total	$ 18,445,816	$ -	$ -	$ 18,445,816

Ancora Special Opportunity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,306,622	$ -	$ -	$ 12,306,622
Traditional Preferred Securities	474,350	-	-	474,350
Investment Companies	3,663,697	-	-	3,663,697
Money Market Funds	349,545	-	-	349,545
Total	$ 16,794,214	$ -	$ -	$ 16,794,214

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2019

Ancora Dividend Value Equity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,606,124	$ -	$ -	$ 14,606,124
Money Market Funds	1,179,413	-	-	1,179,413
Total	$ 15,785,537	$ -	$ -	$ 15,785,537

* The Funds did not hold any Level 3 assets during the six months ended June 30, 2019. For more detail on the investments in securities please refer to the Schedules of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2019.

The following table sets forth a summary of the changes in the fair value of each Fund’s investments in affiliated issuers for the six months ended June 30, 2019:

Ancora/Thelen Small-Mid Cap Fund

TESSCO Technologies, Inc.
Balance Beginning at December 31, 2018	$ 936,456
Net Realized Gain on Sale of Investments	157,298
Net Change in Unrealized Appreciation on Investments Held at Period End	310,751
Purchases	-
Sales	(514,041)
Balance End at June 30, 2019	$ 890,464
Dividend Income	$ 30,431

J. Alexander’s Holdings, Inc.
Balance Beginning at December 31, 2018	$ 842,653
Net Realized Gain on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Period End	307,164
Purchases	-
Sales	-
Balance End at June 30, 2019	$ 1,149,817
Dividend Income	$ -

Ancora MicroCap Fund

Mace Security International, Inc.
Balance Beginning at December 31, 2018	$ 40,343
Net Realized Gain on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Period End	7,565
Purchases	-
Sales	-
Balance End at June 30, 2019	$ 47,908
Dividend Income	$ -

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2019

Coffee Holding Company, Inc.
Balance Beginning at December 31, 2018	$ 277,829
Net Realized Gain on Sale of Investments	30,209
Net Change in Unrealized Appreciation on Investments Held at Period End	52,065
Purchases	42,092
Sales	(96,247)
Balance End at June 30, 2019	$ 305,948
Dividend Income	$ -

Ancora Special Opportunity Fund

Mace Security International, Inc.
Balance Beginning at December 31, 2018	$ 700,000
Net Realized Gain on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Period End	131,250
Purchases	-
Sales	-
Balance End at June 30, 2019	$ 831,250
Dividend Income	$ -

Alithya Group, Inc. (Previously Edgewater Technology, Inc.)
Balance Beginning at December 31, 2018	$ 50,415
Net Realized Gain on Sale of Investments	-
Net Change in Unrealized Appreciation on Investments Held at Period End	5,729
Purchases	-
Sales	-
Balance End at June 30, 2019	$ 56,207
Dividend Income	$ -

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  The Ancora Group, Inc. is the parent company of the Advisor. Ancora Holdings Inc. is the parent company to The Ancora Group, Inc. Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Small-Mid Cap Fund, MicroCap Fund and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund. As compensation for management services, the Dividend Value Equity Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund.   For the six months ended June 30, 2019, the Advisor earned fees of $147,140 from the Income Fund, $609,240 from the Small-Mid Cap Fund, $101,912 from the MicroCap Fund, and $84,406 from the Special Opportunity Fund. For the period

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2019

of May 7, 2019, operations inception, through June 30, 2019, the Advisor earned $16,052 from the Dividend Value Equity Fund.  At June 30, 2019, payables to the Advisor were $15,808, $96,775, $13,547, and $14,803 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Special Opportunity Fund, respectively. At June 30, 2019, receivable from the Advisor was $2,757 for the Dividend Value Equity Fund.

The Advisor has contractually agreed to waive management fees in order to limit total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions and the cost of acquired fund fees and expenses) for the Income Fund to 1.285% for Class I shares until May 1, 2020, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2019, the Advisor waived management fees of $51,837 for the Income Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 1.00% for Class S shares until May 1, 2020, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2019, the Advisor waived management fees of $45,524 for the Small-Mid Cap Fund Class S shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until May 1, 2020, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2019, the Adviser waived management fees of $17,366 for the MicroCap Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Dividend Value Equity Fund to 1.00% for Class I shares until May 1, 2020, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the period May 7, 2019 through June 30, 2019, the Adviser waived management fees of $17,219 for the Dividend Value Equity Fund Class I shares.  The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. The Special Opportunity Fund Class I does not have an expense waiver agreement. No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation within the same fiscal year.

The Funds have entered into an Administration Agreement with The Ancora Group, Inc., an affiliate of the advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, The Ancora Group, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the six months ended June 30, 2019, The Ancora Group, Inc. earned $14,714 from the Income Fund, $60,924 from

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2019

the Small-Mid Cap Fund, $10,191 from the MicroCap Fund, and $8,441 from the Special Opportunity Fund. For the period May 7, 2019, through June 30, 2019, The Ancora Group, Inc. earned $2,140 from the Dividend Value Equity Fund.  As of June 30, 2019, The Ancora Group, Inc. was owed $2,536, $10,190, $1,530, $1,480, and $1,228 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, Special Opportunity Fund, and Dividend Value Equity Fund, respectively, for administrative services.

The Trust retained Arbor Court Capital LLC (the “Distributor”), to act as the principal distributor of its shares.  The Distributor charges $8,000 per year for its services which is paid by the Advisor. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant. Pursuant to the Shareholder Services Agreement with The Ancora Group, Inc., each of the Funds will pay a shareholder service fee equal to 0.01% of average net assets of the Class I Shares.

Certain officers of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

NOTE 5. INVESTMENTS

For the six months and period ended June 30, 2019, purchases and sales of investment securities, other than short-term investments, in-kind purchases and sales, and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund	Dividend Value Equity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -	$ -
Other	$ 15,391,203	$ 61,000,662	$ 2,476,263	$ 8,472,076	$ 14,304,804

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -	$ -
Other	$ 14,478,674	$ 57,181,285	$ 3,584,453	$ 8,534,766	$ 33,357

At June 30, 2019, the costs of securities for federal income tax purposes were $29,458,253, $114,145,449, $22,105,751, $15,228,367, and $15,484,151 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, Special Opportunity Fund, and Dividend Value Equity Fund, respectively.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2019

As of June 30, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund	Dividend Value Equity Fund
Gross Appreciation	$ 705,404	$ 20,624,687	$ 1,691,016	$ 2,939,156	$ 438,668
Gross (Depreciation)	(73,264)	(4,417,514)	(5,350,951)	(1,373,309)	(137,282)
Net Appreciation (Depreciation) on Investments	$ 632,140	$ 16,207,173	$(3,659,935)	$ 1,565,847	$ 301,386

The difference between book and tax unrealized is mainly attributable to the tax deferral of wash sales.

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during six months and period ended June 30, 2019 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund	Dividend Value Equity Fund
Ordinary income	$ 599,591	$ -	$ -	$ -	$ -
Short-term capital gain	-	-	-	-	-
Long-term capital gain	-	-	-	-	-
Return of capital	318,092	-	-	-	-
	$ 917,683	$ -	$ -	$ -	$ -

The tax character of distributions paid during year ended December 31, 2018 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Ordinary income	$ 1,185,166	$ 502,299	$ -	$ 187,690
Short-term capital gain	-	-	-	-
Long-term capital gain	49,195	6,988,703	2,207,399	1,309,186
Return of capital	694,483	-	-	-
	$ 1,928,844	$ 7,491,002	$ 2,207,399	$ 1,496,876

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31, of a fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2019

For the year ended December 31, 2018, the funds elected to defer the following post-October losses:

Post October Loss Deferred
Income Fund	$ 101,982
Small-Mid Cap Fund	$ 2,242,598
MicroCap Fund	$ -
Special Opportunity Fund	$ 43,388

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Special Opportunity Fund
Accumulated undistributed ordinary income (loss)	$ -	$ -	$ -	$ -
Accumulated undistributed capital gain (loss)	-	-	280,755	127,668
Late year ordinary and post October capital loss deferrals	(101,982)	(2,242,598)	-	(43,388)
Unrealized appreciation (depreciation)	(1,388,044)	(2,572,736)	(4,738,366)	(464,658)
	$(1,490,026)	$ (4,815,334)	$ (4,457,611)	$ (380,378)

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2019, National Financial Services, LLC. owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	75.06%
Small-Mid Cap Fund	50.25%
MicroCap Fund	58.42%
Special Opportunity Fund	76.98%
Dividend Value Equity Fund	66.59%

As of June 30, 2019, Charles Schwab & Co., Inc. owned, for the benefit of its customers, the following percentages of the outstanding shares:

MicroCap Fund	30.95%
Dividend Value Equity Fund	27.39%

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements (UNAUDITED) (CONTINUED)

June 30, 2019

NOTE 8. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

NOTE 9.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

On October 4, 2018, the SEC amended Regulation S-X to require certain disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of June 30, 2019, had no effect on the Funds’ net assets or results of operations.

FINANCIAL REVIEW

Ancora Trust

Additional Information (UNAUDITED)

June 30, 2019

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner:  (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

SHAREHOLDER MEETING (UNAUDITED)

At a Special Meeting of Shareholders held on March 21, 2019, to elect incumbent Trustee Frank Defino and four new nominees who are Jennifer Rasmussen, John Micklitsch, Cindy Flynn, and Frank J. Roddy to the Board of Trustees of the Trust effective April 30, 2019.

Fund	Shares Voted In Favor	Shares Voted Against or Abstentions
Income Fund	3,762,960	21,770
Small-Mid Cap Fund	6,587,894	1,899,347
MicroCap Fund	1,862,904	67,464
Special Opportunity Fund	2,222,979	6,982

APPROVAL OF AMENDED MANAGEMENT AGREEMENT (UNAUDITED)

The Third Amended and Restated Management Agreement dated April 30, 2019 (the “Management Agreement”) which represented continuation, with minor change except the addition of the new Ancora Dividend Value Equity Fund, of the First Amended Management Agreement dated August 18, 2014 between the Funds and Ancora Advisors, LLC (the “Advisor”) for another year.

In order to fulfill their fiduciary duties pursuant to Section 15 of the 1940 Act, the Trustees reviewed the Management Agreement between the Trust and the Advisor pursuant to which the Advisor provides investment advisory services to each of the Funds.  The Board was provided a copy of the Management Agreement and a

FINANCIAL REVIEW

Ancora Trust

Additional Information (UNAUDITED) (CONTINUED)

June 30, 2019

memorandum of counsel to the Trust outlining the duties of the Board with respect to approval of continuation of the Management Agreement.  The Advisor also presented the Board with materials showing management fees paid by comparable funds.

In determining whether to approve the continuation of the Management Agreement, the Board considered the fairness and reasonableness of the terms of the Agreement with respect to each Fund.  The Board considered the factors discussed below, among others.  No single factor determined whether the Board approved the continuation of the Agreement.  Instead, the Board made its decision based on a totality of the circumstances.

Nature, Extent and Quality of Services.  The Board concluded that the Advisor has a high level of expertise in managing assets of the type held by the Funds and that the services that have been provided by the Advisor to the Funds are of high quality.  The Board noted in particular the high quality of the Advisor’s management working on Fund matters.

With respect to Ancora Income Fund, the Board considered that the Fund is actively managed compared to other income funds.  The Board also noted that the Advisor seeks to obtain better results than a typical income fund might expect by diligently seeking out convertible securities and closed-end funds that become available at a price lower than their underlying value.  With respect to Ancora/Thelen Small-Mid Cap Fund, Ancora MicroCap Fund and Ancora Special Opportunity Fund, the Board considered that these Funds are actively managed.  With respect to all of the Funds, the Board noted that the Advisor and Portfolio Managers have considerable experience and a very positive reputation and in each case adhere to a well-defined investment strategy.

The Board also noted the benefit to the Funds of the research capabilities and professional expertise of the Ancora organization as a whole.  In addition, the Board noted (i) the Advisor has worked hard to increase assets under management, thus reducing expense ratios, (ii) the closing of several Funds when such Funds were not contributing to shareholder value, (iii) the merging of the Class C Shares into Class I Shares, thus eliminating 12b-1 fees, (iv) the creation of new Class S Shares, designed for institutional investors, with a fee waiver limiting annual operating expenses to 1.00%, and (v) initiative shown to contract with ACA Compliance Group, an outside compliance firm, to assure compliance with laws, regulations and best practices.

Comparisons.  The Board also reviewed information regarding management fees charged by advisers to other smaller funds.  This chart showed that the 1.0% management fee charged to the Funds is equal to or below the fees paid by many other comparably sized funds.  In light of these comparisons, the Board concluded that the terms of the Agreement are fair and reasonable.

The Board also considered the management fee waivers for the Small-Mid Cap Fund, Income Fund and MicroCap Fund.

FINANCIAL REVIEW

Ancora Trust

Additional Information (UNAUDITED) (CONTINUED)

June 30, 2019

Investment Performance.  The Board also discussed the investment performance of the Funds for various periods since inception, including the fact that each of the Funds in recent years have been rated by the Wall Street Journal and/or Morningstar as top-performing funds in their categories.  Overall, the Board determined that the performance of the Funds has been satisfactory.

Cost and Profitability.  The Board also considered the profitability of the Agreement to the Advisor.  The Board noted that the Funds are not expected to have substantial assets for some time, and, therefore, it is not anticipated that the Agreement will be unduly profitable to the Advisor.  The Board noted that at this time the Advisor’s compensation is not high relative to the experience of the Advisor and the nature and quality of the services performed by the Advisor.

Economies of Scale.  The Board noted that at this time, the fee structure does not account for the benefit of economies of scale because the Funds have insufficient assets for economies of scale to be realized.  Currently, the fee structure provides for a flat percentage rate.  Once assets under management grow to substantially higher levels, economies of scale may begin to take effect and benefit the Advisor.  At such future time, it may be appropriate for the Board to review the fee structure to determine whether the management fees as a percent of assets under management might be reduced.  The Board noted that any such discussion was premature at this time since assets would have to grow substantially above current levels before economies of scale would be realized for the Advisor.  Again, the management fee waiver discussed above was considered.

Other Factors.  The Board also noted that the Management Agreement is terminable by either party on 60 days notice.  The Board noted that, under the requirements of the 1940 Act, it would regularly review the terms of the Agreement in light of changing conditions and seek to amend or terminate the Agreement as necessary.

After its consideration of the above, the Board concluded that the terms of the Management Agreement are fair and reasonable and in the best interests of each Fund and its respective shareholders.

Comparisons.  The Board also reviewed information regarding management fees charged by advisers to other smaller funds.  This chart showed that the 1.0% management fee charged to the Funds is equal to or below the fees paid by many other comparably sized funds.  In light of these comparisons, the Board concluded that the terms of the Agreement are fair and reasonable.

The Board also considered the management fee waivers for the Small-Mid Cap Fund, Income Fund and MicroCap Fund.

Investment Performance.  The Board also discussed the investment performance of the Funds for various periods since inception, including the fact that each of the Funds in recent years have been rated by the Wall Street Journal and/or Morningstar as top-performing funds in their categories.  Overall, the Board determined that the performance of the Funds has been satisfactory.

FINANCIAL REVIEW

Ancora Trust

Additional Information (UNAUDITED) (CONTINUED)

June 30, 2019

Cost and Profitability.  The Board also considered the profitability of the Agreement to the Advisor.  The Board noted that the Funds are not expected to have substantial assets for some time, and, therefore, it is not anticipated that the Agreement will be unduly profitable to the Advisor.  The Board noted that at this time the Advisor’s compensation is not high relative to the experience of the Advisor and the nature and quality of the services performed by the Advisor.

Economies of Scale.  The Board noted that at this time, the fee structure does not account for the benefit of economies of scale because the Funds have insufficient assets for economies of scale to be realized.  Currently, the fee structure provides for a flat percentage rate.  Once assets under management grow to substantially higher levels, economies of scale may begin to take effect and benefit the Advisor.  At such future time, it may be appropriate for the Board to review the fee structure to determine whether the management fees as a percent of assets under management might be reduced.  The Board noted that any such discussion was premature at this time since assets would have to grow substantially above current levels before economies of scale would be realized for the Advisor.  Again, the management fee waiver discussed above was considered.

Other Factors.  The Board also noted that the Management Agreement is terminable by either party on 60 days notice.  The Board noted that, under the requirements of the 1940 Act, it would regularly review the terms of the Agreement in light of changing conditions and seek to amend or terminate the Agreement as necessary.

After its consideration of the above, the Board concluded that the terms of the Management Agreement are fair and reasonable and in the best interests of each Fund and its respective shareholders.

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; (12b-1) distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019
Actual
Class I	$1,000.00	$1,093.86	$6.67
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,018.42	$6.43
*Expenses are equal to the Fund’s annualized expense ratio of 1.285%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) (CONTINUED)

Ancora/Thelen Small Mid-Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019
Actual
Class I	$1,000.00	$1,157.94	$6.90
Class S	$1,000.00	$1,160.19	$5.36
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,018.40	$6.46
Class S	$1,000.00	$1,019.84	$5.01
* Expenses are equal to the Fund’s annualized expense ratio of 1.29% and 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019
Actual
Class I	$1,000.00	$1,049.21	$8.13
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,016.86	$8.00
* Expenses are equal to the Fund’s annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Special Opportunity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019
Actual
Class I	$1,000.00	$1,204.66	$10.22
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,015.52	$9.35
* Expenses are equal to the Fund’s annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ancora Dividend Value Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	January 1, 2019	June 30, 2019	January 1, 2019 to June 30, 2019
Actual
Class I	$1,000.00	$1,022.00	$5.01
Hypothetical (5% Annual Return before expenses)
Class I	$1,000.00	$1,019.84	$5.01
* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TRUSTEES & OFFICERS

(UNAUDITED)

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Independent Trustees:
Frank J. Roddy 29500 Solon Road Solon, OH 44139	Trustee	Since April 30, 2019	Retired Executive Vice President of Finance and Administration at Swagelok Company from 2012 until 2018.	5

Member of: Board of Cleveland Central Catholic High School; Northeast Ohio Alumni Advisory Board for Ernst & Young; Cleveland Advisory Board of FM Global; Conrad Companies Board of Advisors; VEC Inc. Advisory Board; and Swagelok Company Advisory Board.

58

Jennifer A. Rasmussen	Trustee	Since April 30,	Chief Operating Officer of FSM Capital Management, LLC, since July 2007.	5	None.
6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 45		2019

Cindy Flynn 1801 East 9th Street Cleveland, OH 44114	Trustee	Since April 30, 2019	Executive Vice President & Chief Administrative Officer of New York Community Bancorp., Inc. from 2009 to 2018.	5

Board Member of: Greater Cleveland Sports Commission; University Hospitals Cleveland Medical Center; Rainbow Babies & Children’s Foundation; Western Reserve Historical Society; and the Recreation League of Cleveland

55

Frank DeFino	Trustee	Since June 2014	President and owner of AJD Holding Co. (private equity firm) from 1976 to the present.	5	None.
2181 Enterprise Parkway Twinsburg, OH 44087 65

(1)   Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

For the six months ended June 30, 2019, former trustees, Raj Aggarwal, Donald Lerner, and Anne Peterson Ogan, were paid a fee of $3,900. For the six months ended June 30, 2019, trustee, Frank DeFino, was paid a fee of $8,900. For the six months ended June 30, 2019, trustees, Frank J. Roddy, Jennifer A. Rasmussen, and Cindy Flynn, were paid a fee of $5,000.

TRUSTEES & OFFICERS

(UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Fund	Term of Office (1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships
Interested Trustee:
John Micklitsch (2) 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 50	Trustee	Since April 30, 2019	Chief Investment Officer of Ancora Advisors LLC since 2011; Chief Investment Officer of Ancora Group, Inc. since 2011; Chief Investment Officer of Ancora Holdings Inc. since 2015; Member of the Executive Committee of the Ancora entities since 2010.	5	Board Member of Biltmore Trust
Officers:
Joseph M. Spidalieri 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 41	Chief Compliance Officer	Since March 1, 2011	Chief Operating Officer of Ancora Holdings Inc. since 2017; Chief Operating Officer of Ancora Advisors LLC since 2017; Chief Compliance Officer of Ancora Advisors LLC until 2017; Chief Compliance Officer of The Ancora Group Inc. since 2011; Chief Compliance Officer of Ancora Holdings Inc. since 2015; Director of Compliance of Ancora Securities, Inc. and Ancora Capital Inc. from 2011 to 2012	5	None.
Bradley A. Zucker 6060 Parkland Boulevard, Suite 200 Cleveland, Ohio 44124 46	President & Treasurer Secretary	Since December 4, 2017 Since November 15, 2003	Chief Financial Officer of Ancora Advisors LLC since 2003; Chief Financial Officer of The Ancora Group Inc. since 2010; Chief Financial Officer of Ancora Holdings Inc. since 2015; Chief Financial Officer and Director of Ancora Securities, Inc. from 2001 to 2012; Chief Financial Officer of Ancora Capital Inc. from 2002 to 2012; member of the Executive Committee for the Ancora entities until 2016	5	None.

(1) Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

(2) John Micklitsch is considered an “interested person” as defined in Section 2(a)(19) of the 1940 Act by virtue of his affiliation with Ancora Advisors LLC.

PRIVACY POLICY

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information may include, but is not limited to, the following:

●    Social security number                   ●    Account Numbers

●    Risk tolerance                                 ●    Wire transfer instructions

●    Income                                            ●    Contact Information

●    Transaction history                         ●    Investment Experience

●    Assets                                              ●   Account Balances

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call Joseph Spidalieri at (216) 593-5007

PRIVACY POLICY

Page 2 Privacy Policy
Who we are
Ancora Holdings Inc.

Ancora Holdings, Inc. is an employee owned, Cleveland, Ohio based holding company which wholly owns three separate and distinct SEC Registered Investment Advisers, Ancora Advisors, Inc., Ancora Inverness, LLC and Safeguard Securities, Inc. and Inverness Securities LLC, a broker dealer. Ancora Trust is the Trust of the Ancora Mutual Funds.

What we do
How does Ancora protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪

Enter into an investment advisory contract

▪

Seek financial advice

▪

Make deposits or withdrawals from your account

▪

Tell us about your investment or retirement portfolio

▪

Give us your employment history

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪

sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪

affiliates from using your information to market to you

▪

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

This Page Was Left Blank Intentionally

TRUSTEES

Frank J. Roddy

Jennifer A. Rasmussen

Cindy Flynn

Frank DeFino

John Micklitsch

OFFICERS

Bradley Zucker, President, Treasurer, & Secretary

Joseph Spidalieri, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

Arbor Court Capital LLC

8000 Town Center Drive, Suite 400

Broadview Heights, Ohio  44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

McDonald Hopkins LLC

2100 Bank One Center

600 Superior Avenue E.

Cleveland, Ohio  44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, Ohio  45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Arbor Court Capital LLC Member FINRA/SIPC

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert . The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

      (a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

      (b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 9, 2019

*Print the name and title of each signing officer under his or her signature.